PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks 79.8%
Diversified REITs 3.6%
LondonMetric Property PLC (United Kingdom)	764,967	$2,099,904
Health Care Facilities 2.3%
Sienna Senior Living, Inc. (Canada)	86,833	1,352,571
Health Care REITs 9.4%
Global Medical REIT, Inc.	55,500	1,916,970
Healthcare Realty Trust, Inc.	96,388	1,618,355
National Health Investors, Inc.	23,771	1,952,074
		5,487,399
Hotel & Resort REITs 2.4%
Invincible Investment Corp. (Japan)	1,665	705,158
Ryman Hospitality Properties, Inc.	7,574	717,258
		1,422,416
Industrial REITs 9.5%
CapitaLand Ascendas REIT (Singapore)	423,411	947,534
LXP Industrial Trust	60,750	3,010,163
STAG Industrial, Inc.	15,892	596,109
Tritax Big Box REIT PLC (United Kingdom)	435,077	987,594
		5,541,400
Office REITs 4.6%
Postal Realty Trust, Inc. (Class A Stock)	100,204	1,826,719
SL Green Realty Corp.	19,683	881,404
		2,708,123
Real Estate Operating Companies 3.8%
Swire Properties Ltd. (Hong Kong)	500,800	1,517,951
Vonovia SE (Germany)	23,709	694,183
		2,212,134
Residential REITs 4.5%
Equity Residential	27,515	1,714,735
Independence Realty Trust, Inc.	57,240	955,908
		2,670,643
Retail REITs 24.3%
Kite Realty Group Trust	61,888	1,453,749
Lendlease Global Commercial REIT (Singapore)	2,232,700	1,120,401
NETSTREIT Corp.(a)	91,873	1,730,887
Realty Income Corp.	23,839	1,457,993
Regency Centers Corp.	31,084	2,265,091
Scentre Group (Australia)	851,999	2,414,540
Simon Property Group, Inc.	16,989	3,250,166
Supermarket Income REIT PLC (United Kingdom)	471,231	539,512
		14,232,339
Specialized REITs 15.4%
CubeSmart	38,941	1,461,456
Digital Realty Trust, Inc.	3,655	606,547
Gaming & Leisure Properties, Inc.	37,277	1,668,146

PGIM Real Estate Income Fund

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
Iron Mountain, Inc.	34,002	$3,132,604
National Storage Affiliates Trust	66,825	2,125,703
		8,994,456

Total Common Stocks (cost $43,709,327)		46,721,385
Preferred Stocks 19.4%
Diversified REITs 2.0%
Gladstone Commercial Corp., Series G, 6.000%, Maturing 06/28/26(oo)	57,837	1,171,199
Hotel & Resort REITs 2.0%
Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 07/27/26(oo)	67,487	1,208,017
Industrial REITs 1.5%
Rexford Industrial Realty, Inc., Series C, 5.625%, Maturing 02/19/26(oo)	41,599	883,147
Office REITs 4.0%
Vornado Realty Trust, Series M, 5.250%, Maturing 03/01/26(oo)	132,063	2,330,912
Retail REITs 7.0%
Agree Realty Corp., Series A, 4.250%, Maturing 09/17/26(oo)	130,225	2,242,474
Kimco Realty Corp., Series L, 5.125%, Maturing 03/01/26(oo)	91,037	1,837,127
		4,079,601
Specialized REITs 2.9%
EPR Properties, Series G, 5.750%, Maturing 03/01/26(oo)	63,239	1,304,620
Public Storage, Series H, 5.600%, Maturing 03/01/26(oo)	17,887	421,418
		1,726,038

Total Preferred Stocks (cost $11,294,617)		11,398,914

Total Long-Term Investments (cost $55,003,944)		58,120,299

Short-Term Investments 3.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)	342,518	342,518
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $1,684,731; includes $1,678,594 of cash collateral for securities on loan)(b)(wb)	1,685,745	1,684,734

Total Short-Term Investments (cost $2,027,249)		2,027,252

TOTAL INVESTMENTS 102.7% (cost $57,031,193)		60,147,551
Liabilities in excess of other assets (2.7)%		(1,594,158)

Net Assets 100.0%		$58,553,393

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,642,848; cash collateral of $1,678,594 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Real Estate Income Fund